Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Columbia Variable Portfolio – Large Cap Index Fund Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Large Cap Index Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Index Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 2,112,107,564
Holdings Count | Holding	505
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,112,107,564
Total number of portfolio holdings	505
Portfolio turnover for the reporting period	1%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

Columbia Variable Portfolio – Large Cap Index Fund Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Large Cap Index Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Index Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 27	0.50%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
Net Assets	$ 2,112,107,564
Holdings Count | Holding	505
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,112,107,564
Total number of portfolio holdings	505
Portfolio turnover for the reporting period	1%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

Columbia Variable Portfolio – Large Cap Index Fund Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Large Cap Index Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Index Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 2,112,107,564
Holdings Count | Holding	505
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,112,107,564
Total number of portfolio holdings	505
Portfolio turnover for the reporting period	1%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%